Document and Entity Information	Total
Prospectus:
Document Type	N-1A/A
Document Period End Date	Aug. 18, 2023
Entity Registrant Name	Capital Group Dividend Growers ETF
Entity Central Index Key	0001969489
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 18, 2023
Document Effective Date	Aug. 23, 2023
Prospectus Date	Aug. 23, 2023
Capital Group Dividend Growers ETF | Share Class
Prospectus:
Trading Symbol	CGDG